Key Management Personnel Compensation	12 Months Ended
Jun. 30, 2020
Key Management Personnel Compensation [Abstract]
Key Management Personnel Compensation

Note 5. Key Management Personnel Compensation

This note details the nature and amount of remuneration for each Director of Immuron Limited, and for the Key Management Personnel.

The Directors of Immuron Limited during the year ended June 30, 2020 were:

The following persons held office as Directors of Immuron Limited during the financial year:

Dr Roger Aston, Independent Non-Executive Chairman

Mr Peter Anastasiou, Executive Vice Chairman

Dr Gary Jacob, Executive Director and Chief Executive Officer (resigned March 25, 2020)

Mr Daniel Pollock, Independent Non-Executive Director

Mr Stephen Anastasiou, Independent Non-Executive Director

Prof. Ravi Savarirayan, Independent Non-Executive Director

Mr Richard Berman, Independent Non-Executive Director (resigned October 17, 2019)

The following persons held office as Key Management Personnel of Immuron Limited during the financial year ended June 30, 2020:

Dr Jerry Kanellos, Chief Operating Officer and Chief Executive Officer (appointed March 25, 2020).

The aggregate compensation made to Directors and Other Key Management Personnel of the Company is set out below:

	30 June 2020	30 June 2019	30 June 2018
	A$	A$	A$

Key Management Personnel Compensation
Short-term employee benefits	867,054	952,406	570,256
Post-employment benefits	29,213	32,300	32,087
Long-term benefits	3,610	3,652	—
Share-based payments	73,088	1,296,400	59,975
Total Key Management Personnel Compensation	972,965	2,284,758	662,318